Other Subsequent Events	6 Months Ended
Jan. 31, 2025
Other Subsequent Events
Other Subsequent Events

Note 9 — Other Subsequent Events

On April 4, 2025, the Company modified the following key terms of the Proposed Public Offering to:

1)	Decrease the number of months to consummate its initial business combination from 18 months to 15 months;

2)	Decrease the initial amount to be held in the trust account from $10.05 per unit to $10.00 per unit;

3)	Decrease the number of Private Placement Units to be purchased by the Sponsor from 280,000 units (or 302,183 units if the underwriters’ over-allotment option is exercised in full) to 231,250 units (or 248,240 units if the over-allotment option is exercised in full) at a price of $10.00 per unit for an aggregate purchase price of $2,312,500 (or $2,482,398 if the over-allotment option is exercised in full); and

4)	Decrease the conversion ratio for each right upon the consummation of a Business Combination from one-eighth (1/8) of one ordinary share to one-tenth (1/10) of one ordinary share.

On April 4, 2025, the Company and the Sponsor entered into the First Amendment to the Administrative Services Agreement, pursuant to which the monthly fee was increased to $20,000.